Average Annual Total Returns - Transamerica 60-40 Allocation VP	Service 1 Year	Service Since Inception	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica 60/40 Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica 60/40 Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.47%	8.11%	Jan. 12, 2018	18.40%	12.99%	13.17%	[1]	8.96%	[1]

[1]	The Transamerica 60/40 Allocation VP Blended Benchmark consists of the following: 45% S&P 500®, 15% MSCI EAFE NR Index and 40% Bloomberg Barclays US Aggregate Bond Index.